Discontinued Operations (Details) - Schedule of reconciliation of loss on sale of discontinued operations - Discontinued Operations [Member]	Jun. 25, 2020 USD ($)
Discontinued Operations (Details) - Schedule of reconciliation of loss on sale of discontinued operations [Line Items]
Total consideration paid	$ 3,583,952
Forgiven of fair value of earn out payment	(1,694,153)
Expenses incurred from February 14 to June 25, 2020	(54,729)
Total consideration received	(1,000,000)
Total loss on sale of discontinued operations	$ 835,070